UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Simon D. Collier, President/Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

MARCH 31, 2009 (Unaudited)

Industry	Country	Shares		Cost		Fair Value
Security Description
Common Stock and Other Equity Interests – 81.5%
Aerospace & Defense – 2.3%
General Dynamics Corp.(a)	United States	421,396		$37,077,511		$17,525,860

Beverages – 1.9%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941		5,355,051		5,413,531
Pernod-Ricard SA	France	66,109		4,528,363		3,686,775
The Coca-Cola Company	United States	114,400		4,557,377		5,027,880

				14,440,791		14,128,186

Capital Markets – 6.3%
ABG Sundal Collier Holding ASA	Norway	6,252,050		13,226,858		4,019,055
Franklin Resources Inc.	United States	376,547		32,126,524		20,284,587
The Goldman Sachs Group Inc.	United States	212,707		26,385,089		22,551,196

				71,738,471		46,854,838

Communications Equipment – 0.0%
Current Group, LLC(b)(c)	United States	—	(d)	20,100,000		0

Diversified Financial Services – 1.1%
Leucadia National Corp.(b)	United States	545,558		20,203,104		8,123,359

Food Products – 2.8%
Nestlé SA	Switzerland	610,543		24,062,796		20,639,282

Hotels, Restaurants & Leisure – 6.5%
Genting Bhd	Malaysia	21,644,434		46,694,639		21,849,271
Resorts World Bhd	Malaysia	46,056,479		55,008,886		27,036,309

				101,703,525		48,885,580

Industrial Conglomerates – 7.4%
Jardine Matheson Holdings Ltd.	Hong Kong	3,037,245		67,148,767		55,277,859

Insurance – 7.1%
Berkshire Hathaway Inc., Class B(a)(b)	United States	18,942		67,973,371		53,416,440

Leisure Equipment & Products – 0.5%
Aruze Corp.	Japan	796,875		26,935,659		3,904,474

Machinery – 5.3%
Schindler Holding AG – PC	Switzerland	839,088		49,838,437		39,621,348

Metals & Mining – 3.9%
Anglo American plc	United Kingdom	1,329,000		61,219,279		22,615,921
Capstone Mining Corp.(b)	Canada	2,129,001		7,375,171		2,819,981
Witwatersrand Consolidated Gold Resources Ltd.(b)	South Africa	872,691		15,233,090		4,146,722

				83,827,540		29,582,624

Oil, Gas & Consumable Fuels – 9.0%
Birchcliff Energy Ltd. (b)	Canada	1,089,484		4,219,423		5,271,139
Canadian Natural Resources Ltd.	Canada	458,055		29,362,207		17,769,250
Chesapeake Energy Corp.	United States	1,306,641		45,251,706		22,291,295
Japan Petroleum Exploration Co.	Japan	325,753		23,421,950		13,065,004
Petrobank Energy and Resources Ltd.(b)	Canada	492,949		6,620,135		9,168,507

				108,875,421		67,565,195

Real Estate Management & Development – 4.1%
Consolidated-Tomoka Land Co.(e)	United States	564,961		34,445,046		16,779,342
Swire Pacific Ltd., Class A	Hong Kong	513,040		5,496,541		3,422,208
Swire Pacific Ltd., Class B	Hong Kong	8,318,623		17,652,052		10,689,945

				57,593,639		30,891,495

Textiles, Apparel & Luxury Goods – 5.2%
Compagnie Financiere Richemont SA	Switzerland	691,741		20,398,485		10,804,845
Swatch Group AG, Class B	Switzerland	234,542		57,326,000		28,331,305

				77,724,485		39,136,150

Tobacco – 18.1%
British American Tobacco plc	United Kingdom	456,021		11,515,020		10,554,164
Imperial Tobacco Group plc	United Kingdom	1,653,502		56,742,013		37,177,341
Japan Tobacco Inc.	Japan	22,493		114,019,730		59,513,226
Reynolds American Inc.	United States	782,651		49,096,389		28,050,212

				231,373,152		135,294,943

Total Common Stock and Other Equity Interests				1,060,616,669		610,847,633

Investment Companies – 1.1%
Funds, Trusts & Other Financial Vehicles – 1.1%
SPDR Gold Trust(b)	United States	88,176		8,743,255		7,960,529

Short-Term Investments – 15.6%		Principal
Money Market Deposit Account – NM
Citibank Money Market Deposit Account, Yield 0.26% (f)	United States	$3,863		3,863		3,863

U.S. Treasury Obligations – 15.6%
United States Treasury Bills	United States
Maturity Date: 10/22/2009, Yield to Maturity 0.88%		11,835,000		11,776,568		11,804,821
Maturity Date: 11/19/2009, Yield to Maturity 0.39%		40,200,000		40,099,264		40,073,048
Maturity Date: 12/17/2009, Yield to Maturity 0.38%		6,525,000		6,506,975		6,500,969
Maturity Date: 1/14/2010, Yield to Maturity 0.47%		12,080,000		12,034,840		12,035,352
Maturity Date: 2/11/2010, Yield to Maturity 0.66%		22,770,000		22,639,631		22,662,662
Maturity Date: 3/11/2010, Yield to Maturity 0.56%		23,685,000		23,559,728		23,563,472

Total U.S. Treasury Obligations				116,617,006		116,640,324

Total Short-Term Investments				116,620,869		116,644,187

Total Investments – 98.2%				1,185,980,793	*	735,452,349

Other Assets in Excess of Liabilities – 1.8%						13,528,427

Net Assets – 100.0%						$748,980,776

Percentages are stated as a percent of net assets.

Footnotes

(a)	All or a portion of this security was segregated for forward currency contracts.
(b)	Non-income producing security.
(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.
Security not registered under the Securities Act of 1933.
At the end of the period, the fair value of this security was $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

(d)	Non-unitized interest in a limited liability company that is treated as a partnership.
(e)	Affiliated Issuer. See Note 1.
(f)	Interest rate as of March 31, 2009.

* Cost for Federal income tax purposes as of March 31, 2009 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Gross Unrealized Appreciation	$5,378,469
Gross Unrealized Depreciation	(455,906,913)

Net Unrealized Depreciation	$(450,528,444)

Selected Abbreviations

ADR	American Depositary Receipt
NM	Less than 0.05%
PC	Participation Certificate

Notes to Statement of Investments

Note 1	Affiliated Issuer. Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns five percent or more of its voting stock. Investments in affiliated companies for the Fund as of March 31, 2009, were as shown below:

Name of issuer	Number of shares held at December 31, 2008	Gross additions	Gross reductions	Number of shares held at March 31, 2009	Fair Value at March 31, 2009	Realized capital gain/loss	Investment income
Consolidated-Tomoka Land Co.	564,961	0	0	564,961	$16,779,342	$0	$56,496

Note 2	Forward Currency Contracts. As of March 31, 2009, the Fund had the following forward currency contracts outstanding:

	Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
	12,950,000 CAD	7/20/2009	$10,589,582	$10,286,715	$302,867
	14,200,000 CAD	7/20/2009	12,027,783	11,279,641	748,142
To buy:
	4,250,000 CAD	7/20/2009	(3,449,675)	(3,375,949)	(73,726)

Net Value of CAD Contracts			19,167,690	18,190,407	977,283

To sell:
	54,600,000 CHF	10/29/2009	48,120,566	48,224,487	(103,921)
	2,400,000 CHF	10/29/2009	2,152,660	2,119,758	32,902

Net Value of CHF Contracts			50,273,226	50,344,245	(71,019)

To sell:
	1,600,000 EUR	9/18/2009	2,194,880	2,126,965	67,915
To buy:
	290,000 EUR	9/18/2009	(397,155)	(385,512)	(11,643)

Net Value of EUR Contracts			1,797,725	1,741,453	56,272

To sell:
	6,200,000 GBP	9/18/2009	9,495,610	8,905,295	590,315
	22,600,000 GBP	9/18/2009	31,965,440	32,461,237	(495,797)
To buy:
	4,300,000 GBP	9/18/2009	(6,267,680)	(6,176,253)	(91,427)

Net Value of GBP Contracts			35,193,370	35,190,279	3,091

To sell:
	4,400,000,000 JPY	10/29/2009	49,651,593	44,635,425	5,016,168
To buy:
	896,000,000 JPY	10/29/2009	(9,575,719)	(9,089,396)	(486,323)

Net Value of JPY Contracts			40,075,874	35,546,029	4,529,845

To sell:
	14,000,000 NOK	9/18/2009	2,038,172	2,075,002	(36,830)

Net Value of NOK Contracts			2,038,172	2,075,002	(36,830)

Net Value of Outstanding Forward Currency Contracts			$148,546,057	$143,087,415	$5,458,642

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

Note 3	Financial Accounting Standards No. 157.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, (“SFAS 157”). SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

- Level 1 - quoted prices in active markets for identical assets

- Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 - Quoted Prices	$618,808,162	$0
Level 2 - Other Significant Inputs	116,644,187	5,458,642
Level 3 - Significant Unobservable Inputs	0	0
Total Investments	$735,452,349	$5,458,642

  ^Other financial instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Change in fair value
Balance as of December 31, 2008	$0
Change in fair value	0

Balance as of March 31, 2009	$0

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer/Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wintergreen Fund, Inc.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, President/Treasurer

Date	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, President/Treasurer

Date	May 27, 2009